Goodwill, Intangible Assets and Acquisitions - Future Amortization Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill, Intangible Assets and Acquisitions
Amortization expense	$ 22,200	$ 5,700	$ 3,400
Future estimated amortization expenses
2022	24,662
2023	23,150
2024	21,456
2025	17,620
2026 and thereafter	80,042
Intangible assets, net	$ 166,930	$ 146,976